Stockholders' Equity - Activity Plan 2000 Non-Management Stock Option Plan (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Options Outstanding
Options Granted	720,300	280,450	1,121,700
Balance, ending	2,738,250
Weighted Average Price
Options Granted	$ 3.21	$ 1.21	$ 0.54
Balance, ending	$ 1.98
2000 Non-Management Stock Option Plan [Member]
Shares Available for Grant
Balance, beginning		1,578	42,589
Options Exercised
Options Granted			(56,000)
Options Exercised
Options Forfeited / Expired		58,293	14,989
Plan Shares Expired		(59,871)
Balance, ending			1,578
Options Outstanding
Balance, beginning	108,521	192,767	152,256
Options Granted		(25,953)	56,000
Options Exercised	(27,655)		(500)
Options Forfeited / Expired	(3,389)	(58,293)	(14,989)
Plan Shares Expired
Balance, ending	77,477	108,521	192,767
Weighted Average Price
Balance, beginning	$ 1.68	$ 7.07	$ 10.29
Options Granted		$ 0.90	$ 0.71
Options Exercised	$ 1.59		$ 0.80
Options Forfeited / Expired	$ 11.46	$ 19.86	$ 16.27
Plan Shares Expired
Balance, ending	$ 1.28	$ 1.68	$ 7.07